AST BLACKROCK CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 97.4%
Corporate Bonds — 92.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30		10	$9,882
Aerospace & Defense — 3.8%
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40		5	5,942
4.250%	04/01/50		5	6,162
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23		25	27,014
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28		30	32,304
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26		20	21,472
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		40	42,017
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.500%	03/15/27		25	25,907
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		30	34,864
				195,682
Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
5.950%	02/14/49		20	23,143
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.462%	09/06/29		10	9,256
4.540%	08/15/47		25	22,814
				55,213
Auto Manufacturers — 2.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		40	30,824
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28		30	25,800
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		50	46,246
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	02/13/30		10	9,116
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23	EUR	25	26,545
				138,531
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Banks — 6.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.456%(ff)	10/22/25		10	$9,984
Sub. Notes, Series L, MTN
3.950%	04/21/25		80	83,813
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22	EUR	30	34,548
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)		10	8,533
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/01/25		25	25,368
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)		15	13,207
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)		50	48,963
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25		15	14,960
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		15	15,695
Sub. Notes, GMTN
4.350%	09/08/26		20	21,421
State Street Corp.,
Sr. Unsec’d. Notes, 144A
2.825%(ff)	03/30/23		10	10,095
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	–(rr)		25	23,568
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51		5	6,339
Sub. Notes
5.375%	11/02/43		20	23,816
				340,310
Beverages — 3.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		20	20,875
4.900%	02/01/46		10	11,016
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		40	43,131
4.439%	10/06/48		15	15,116
4.750%	01/23/29		50	55,134
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.625%	03/19/50		10	11,775
				157,047
A1

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Biotechnology — 2.2%
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	$78,761
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	35	36,426
			115,187
Building Materials — 0.3%
Carrier Global Corp.,
Gtd. Notes, 144A
2.242%	02/15/25	5	4,884
2.722%	02/15/30	10	9,182
3.377%	04/05/40	5	4,381
			18,447
Chemicals — 1.0%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	25	26,785
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30	5	5,688
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49	5	4,888
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	15	14,102
			51,463
Commercial Services — 1.0%
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23	50	50,141
Computers — 4.8%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	55	60,095
3.850%	08/04/46	15	18,080
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	50	50,504
6.020%	06/15/26	15	15,531
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	107,131
			251,341
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	5	5,825
3.600%	03/25/50	5	6,167
			11,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Distribution/Wholesale — 0.5%
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	25	$24,284
Diversified Financial Services — 1.6%
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
3.000%	02/01/30	5	3,866
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	50	46,471
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	5	6,103
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	25	27,248
			83,688
Electric — 5.8%
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	15	14,785
3.850%	11/15/42	25	26,734
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	5	5,228
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	10	9,439
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22	50	48,940
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	5	5,258
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	15	15,477
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	5	4,968
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	15	16,267
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	25	24,310
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	25,368
4.000%	02/01/48	10	10,039
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	25	26,651
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	25,333

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co., (cont’d.)
4.450%	02/15/44	40	$45,632
			304,429
Electronics — 0.2%
Jabil, Inc.,
Sr. Unsec’d. Notes
3.600%	01/15/30	10	8,984
Foods — 0.6%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	4,990
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	25	24,398
			29,388
Forest Products & Paper — 0.2%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	10	10,094
Healthcare-Services — 2.6%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	35	34,531
Centene Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/15/30	5	4,654
4.250%	12/15/27	35	35,232
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	30	30,738
Sr. Sec’d. Notes
4.125%	06/15/29	20	20,137
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/42	10	11,623
			136,915
Insurance — 0.3%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	15	15,817
Internet — 0.8%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	25	27,390
Expedia Group, Inc.,
Gtd. Notes, Series WI
3.250%	02/15/30	10	8,162
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	5	5,309
			40,861
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Machinery-Diversified — 0.3%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		5	$5,810
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.565%	02/15/30		10	9,686
				15,496
Media — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		5	4,904
4.750%	03/01/30		8	7,970
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		25	25,825
4.500%	02/01/24		30	30,973
6.384%	10/23/35		23	27,341
6.484%	10/23/45		25	30,542
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28		100	104,754
4.000%	03/01/48		25	28,928
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22		10	10,132
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		5	4,992
ViacomCBS, Inc.,
Gtd. Notes
2.900%	06/01/23		10	9,629
				285,990
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5	4,649
Miscellaneous Manufacturing — 2.5%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		100	98,363
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	30	32,877
				131,240
Oil & Gas — 2.5%
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		15	10,074
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		15	13,297
4.875%	10/01/47		7	5,384

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	5	$2,527
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	10	7,063
3.500%	12/01/29	17	11,966
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	20	14,789
5.600%	02/15/41	25	17,460
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	25	19,297
4.400%	07/15/27	25	16,663
5.200%	06/01/45	10	6,507
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	10	4,237
			129,264
Packaging & Containers — 0.5%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	26,381
Pharmaceuticals — 7.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	10	11,600
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	60	60,132
4.050%	11/21/39	10	10,434
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	100	100,594
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	35	34,752
3.700%	06/06/27	35	35,546
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50	10	9,473
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	35	36,843
4.300%	03/25/28	35	37,145
5.050%	03/25/48	20	23,074
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	50	49,806
			409,399
Pipelines — 5.2%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	8,686
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	20	$17,893
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	11/15/49	5	4,430
Energy Transfer Operating LP,
Gtd. Notes
6.500%	02/01/42	25	22,660
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	25	25,590
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	25	19,301
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	25	25,187
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25	30	25,086
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	45,844
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	8,617
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	25	19,700
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.500%	11/15/23	50	46,225
			269,219
Real Estate Investment Trusts (REITs) — 7.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26	25	25,084
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	15	14,717
2.750%	01/15/27	20	19,462
3.950%	03/15/29	25	26,041
4.400%	02/15/26	25	26,765
4.700%	03/15/22	50	51,136
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	25	25,112
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30	5	4,959
4.000%	03/01/27	10	10,290
4.875%	04/15/22	50	51,869
5.250%	01/15/23	75	78,967
Duke Realty LP,
Sr. Unsec’d. Notes
2.875%	11/15/29	15	14,334

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty LP, (cont’d.)
3.050%	03/01/50	10	$7,960
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30	10	9,653
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.100%	04/15/50	10	7,835
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	5	4,718
			378,902
Retail — 2.6%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	30	31,100
3.350%	04/15/50	5	5,298
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	25	24,241
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	5	5,564
4.875%	12/09/45	25	29,239
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	20	20,287
Walmart, Inc.,
Sr. Unsec’d. Notes
4.300%	04/22/44	15	18,542
			134,271
Semiconductors — 6.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	01/12/21	25	24,920
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24	60	59,329
3.875%	01/15/27	45	42,926
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	5	5,194
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50	10	9,475
4.100%	03/15/29	30	32,417
Lam Research Corp.,
Sr. Unsec’d. Notes
3.800%	03/15/25	25	25,931
4.000%	03/15/29	25	28,026
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	25	25,199
3.500%	04/01/40	5	5,319
3.500%	04/01/50	5	5,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	25	$25,459
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	25	25,619
			315,242
Software — 2.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	25	26,231
3.800%	10/01/23	15	15,599
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	30	36,585
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	10	9,991
3.850%	04/01/60	10	10,062
4.000%	11/15/47	35	38,165
			136,633
Telecommunications — 6.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/26	75	77,551
4.125%	02/17/26	25	26,482
4.500%	03/09/48	20	21,679
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,268
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	40	41,958
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49	5	5,177
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/24	25	26,614
4.000%	03/22/50	5	5,899
4.125%	03/16/27	20	22,436
4.329%	09/21/28	10	11,438
4.522%	09/15/48	20	25,217
4.812%	03/15/39	25	30,807
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	25	26,254
			346,780
Transportation — 2.6%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	4,658

A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Transportation (cont’d.)
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29		20	$19,641
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		50	50,773
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70		5	4,862
3.950%	09/10/28		50	53,777
				133,711
Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23		25	25,898
Water — 0.6%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	30,116

Total Corporate Bonds (cost $5,039,990)				4,822,887
U.S. Treasury Obligations — 4.5%
U.S. Treasury Bonds
2.000%	02/15/50		116	134,839
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	07/15/29		57	59,283
U.S. Treasury Notes
0.375%	03/31/22		29	28,978
1.375%	10/15/22		6	5,856
1.500%	02/15/30		5	5,498

Total U.S. Treasury Obligations (cost $230,428)				234,454

Total Long-Term Investments (cost $5,270,418)				5,057,341

Shares
Short-Term Investments — 3.6%
Affiliated Mutual Fund — 2.6%
PGIM Core Ultra Short Bond Fund (cost $138,214)(w)	138,214	138,214

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(n) — 1.0%
U.S. Treasury Bills
1.528%	05/07/20	50	$49,998
(cost $49,924)

Total Short-Term Investments (cost $188,138)			188,212

TOTAL INVESTMENTS—101.0% (cost $5,458,556)			5,245,553

Liabilities in excess of other assets(z) — (1.0)%			(49,801)

Net Assets — 100.0%			$5,195,752

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Securities
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2020	$440,766	$3,189
1	5 Year U.S. Treasury Notes	Jun. 2020	125,359	108
				3,297
A6

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	10 Year U.S. Treasury Notes	Jun. 2020	$138,687	$(1,126)
2	Euro Schatz Index	Jun. 2020	247,469	505
				(621)
				$2,676
Forward foreign currency exchange contract outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/03/20	UBS AG	EUR	117	$129,086	$129,050	$—	$(36)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 04/03/20	UBS AG	EUR	118	$129,740	$130,153	$—	$(413)
Expiring 05/05/20	UBS AG	EUR	117	129,262	129,221	41	—
				$259,002	$259,374	41	(413)
						$41	$(449)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/20	1.000%(Q)	30	4.518%	$(725)	$180	$(905)	BNP Paribas S.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A7

AST BLACKROCK CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8